THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO

MOMENTUM ETF

MARCH 31, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.4%
	Shares	Value
COMMUNICATION SERVICES — 4.9%
Take-Two Interactive Software *	3,621	$750,452

CONSUMER DISCRETIONARY — 10.1%
Alibaba Group Holding ADR	3,813	504,193
Amazon.com *	2,923	556,130
Carnival *	26,077	509,284
		1,569,607

ENERGY — 8.0%
Chevron	2,357	394,303
EQT	15,747	841,362
		1,235,665

FINANCIALS — 19.5%
American International Group	4,655	404,706
Goldman Sachs Group	1,254	685,048
Hartford Financial Services Group	3,205	396,554
Morgan Stanley	5,802	676,919
Nomura Holdings ADR	59,431	365,501
Wells Fargo	6,781	486,808
		3,015,536

HEALTH CARE — 17.5%
Abbott Laboratories	3,741	496,244
Alkermes *	16,734	552,556
Gilead Sciences	5,256	588,935
Intuitive Surgical *	1,241	614,630
Jazz Pharmaceuticals PLC *	3,718	461,590
		2,713,955

INDUSTRIALS — 13.9%
Cummins	1,630	510,907
Deere	1,402	658,029
Parker-Hannifin	985	598,732
Uber Technologies *	5,278	384,555
		2,152,223

INFORMATION TECHNOLOGY — 12.9%
Crowdstrike Holdings, Cl A *	1,436	506,305
International Business Machines	2,633	654,722

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO

MOMENTUM ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	2,907	$435,381
Roper Technologies	666	392,660
		1,989,068

MATERIALS — 3.6%
CRH	6,374	560,721

TOTAL COMMON STOCK
(Cost $14,097,654)		13,987,227

REGISTERED INVESTMENT COMPANY — 3.9%

Sprott Physical Gold Trust
(Cost $490,931)	24,897	599,022
TOTAL INVESTMENTS— 94.3%
(Cost $14,588,585)		$14,586,249

Percentages are based on Net Assets of $15,465,311.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.7%
	Shares	Value
COMMUNICATION SERVICES — 3.8%
Alphabet, Cl A	12,995	$2,009,547
Meta Platforms, Cl A	4,314	2,486,417
		4,495,964

CONSUMER DISCRETIONARY — 2.2%
O'Reilly Automotive *	1,782	2,552,858

CONSUMER STAPLES — 15.3%
Altria Group	49,062	2,944,701
Costco Wholesale	5,868	5,549,837
Kroger	45,111	3,053,563
Procter & Gamble	16,132	2,749,216
Walmart	42,440	3,725,808
		18,023,125

ENERGY — 12.5%
Centrus Energy, Cl A *	12,977	807,299
Cheniere Energy	16,418	3,799,125
CONSOL Energy	23,206	1,789,183
EQT	57,617	3,078,476
Exxon Mobil	29,470	3,504,867
Peabody Energy	126,229	1,710,403
		14,689,353

FINANCIALS — 15.0%
Berkshire Hathaway, Cl B *	12,058	6,421,849
BlackRock Funding *	3,650	3,454,652
Goldman Sachs Group	4,882	2,666,988
PJT Partners	18,567	2,560,018
Progressive	8,707	2,464,168
		17,567,675

HEALTH CARE — 9.2%
Abbott Laboratories	18,962	2,515,309
Cencora	17,090	4,752,558
Intuitive Surgical *	7,198	3,564,954
		10,832,821

INDUSTRIALS — 13.3%
AECOM	31,780	2,946,960

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
GE Vernova *	5,645	$1,723,306
Northrop Grumman	6,397	3,275,328
NuScale Power *	50,440	714,230
Planet Labs PBC *	4,516	15,264
Quanta Services	12,307	3,128,193
Rocket Lab USA *	215,768	3,857,932
		15,661,213

INFORMATION TECHNOLOGY — 7.9%
Broadcom	13,749	2,301,995
Microsoft	4,977	1,868,316
NVIDIA	23,680	2,566,439
Palantir Technologies, Cl A *	30,778	2,597,663
		9,334,413

MATERIALS — 2.2%
MP Materials *	104,179	2,543,009

UTILITIES — 8.3%
Constellation Energy	11,035	2,224,987
Entergy	56,030	4,790,005
Oklo, Cl A *	31,909	690,191
Talen Energy *	10,224	2,041,426
		9,746,609

TOTAL COMMON STOCK
(Cost $100,272,098)		105,447,040

REGISTERED INVESTMENT COMPANY — 4.7%

Sprott Physical Gold Trust
(Cost $4,617,780)	230,927	5,556,104
TOTAL INVESTMENTS— 94.4%
(Cost $104,889,878)		$111,003,144

Percentages are based on Net Assets of $117,542,482.

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

*	Non-income producing security.

Cl — Class
PBC — Public Benefit Corporation

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
CANADA — 3.1%
FINANCIALS — 1.5%
Brookfield Asset Management, Cl A	13,147	$636,318

MATERIALS — 1.6%
Ivanhoe Mines, Cl A *	77,968	661,990
		1,298,308

CAYMAN ISLANDS — 1.7%
HEALTH CARE — 1.7%
BeiGene *	34,300	732,705

DENMARK — 1.3%
HEALTH CARE — 1.3%
Novo Nordisk, Cl B	7,703	523,965

FRANCE — 1.6%
HEALTH CARE — 1.6%
BioMerieux	5,476	675,516

GERMANY — 3.3%
HEALTH CARE — 1.8%
Fresenius Medical Care	15,158	747,298

MATERIALS — 1.5%
COVESTRO AG-TEND *	10,315	661,854
		1,409,152

INDIA — 1.7%
HEALTH CARE — 1.7%
Lupin	30,194	716,393

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
IRELAND — 1.5%
INDUSTRIALS — 1.5%
Experian PLC	14,153	$651,804

ISRAEL — 1.8%
INDUSTRIALS — 1.8%
Elbit Systems	1,989	760,495

JAPAN — 3.2%
HEALTH CARE — 3.2%
Astellas Pharma	69,200	669,371
Eisai	24,700	684,643
		1,354,014

LUXEMBOURG — 1.5%
COMMUNICATION SERVICES — 1.5%
Spotify Technology *	1,155	635,285

NETHERLANDS — 1.6%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	24,433	671,165

NORWAY — 1.6%
INDUSTRIALS — 1.6%
Kongsberg Gruppen	4,799	699,261

SWEDEN — 3.5%
FINANCIALS — 1.6%
EQT	22,403	678,439

INDUSTRIALS — 1.9%
Saab, Cl B	20,325	796,501
		1,474,940

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 2.9%
HEALTH CARE — 1.5%
Roche Holding *	1,980	$650,116

INFORMATION TECHNOLOGY — 1.4%
Logitech International	7,117	594,618
		1,244,734

TAIWAN — 1.2%
HEALTH CARE — 1.2%
PharmaEssentia *	33,000	514,841

UNITED KINGDOM — 7.8%
HEALTH CARE — 1.5%
Smith & Nephew PLC	44,943	629,413

INDUSTRIALS — 4.8%
BAE Systems PLC	33,663	677,614
RELX PLC	13,822	690,975
Smiths Group PLC	27,319	680,912
		2,049,501

MATERIALS — 1.5%
LyondellBasell Industries, Cl A	9,194	647,258
		3,326,172

UNITED STATES — 58.3%
COMMUNICATION SERVICES — 4.4%
Fox	14,413	815,776
Iridium Communications	2,806	76,660
Match Group *	26,395	823,524
Shutterstock	4,049	75,433
Yelp, Cl A *	2,512	93,019
		1,884,412

CONSUMER DISCRETIONARY — 4.9%
Adtalem Global Education *	859	86,450
Domino's Pizza	1,684	773,714
H&R Block	1,609	88,350
Perdoceo Education	3,278	82,540
Polaris	2,060	84,336
Strategic Education	1,041	87,402
Stride *	599	75,774

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Yum! Brands	5,122	$805,998
		2,084,564

CONSUMER STAPLES — 4.0%
Altria Group	14,411	864,948
Brown-Forman, Cl B	24,805	841,882
		1,706,830

ENERGY — 0.4%
Bristow Group *	2,541	80,245
CONSOL Energy	1,185	91,347
		171,592

FINANCIALS — 0.2%
Federated Hermes, Cl B	2,237	91,202

HEALTH CARE — 12.5%
ACADIA Pharmaceuticals *	4,625	76,821
Addus HomeCare *	896	88,605
Amedisys *	920	85,220
Biogen *	5,688	778,346
Chemed	144	88,606
DaVita *	5,687	869,940
Dynavax Technologies *	6,090	78,987
Encompass Health	857	86,797
Exelixis *	2,208	81,519
Gilead Sciences	7,065	791,633
Glaukos *	750	73,815
Harmony Biosciences Holdings *	2,594	86,095
HealthEquity *	822	72,640
Hims & Hers Health *	2,087	61,671
Incyte *	11,638	704,681
Lantheus Holdings *	866	84,522
Myriad Genetics *	8,101	71,856
Neurocrine Biosciences *	745	82,397
Pacira BioSciences *	3,593	89,286
Pediatrix Medical Group *	5,846	84,709
Select Medical Holdings	4,779	79,809
Vertex Pharmaceuticals *	1,669	809,165
		5,327,120

INDUSTRIALS — 18.0%
A O Smith	12,359	807,784
AAR *	1,351	75,642
AeroVironment *	593	70,680

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Axon Enterprise *	1,535	$807,333
CoreCivic *	4,682	94,998
Enviri *	13,996	93,074
Fluor *	2,346	84,034
General Dynamics	3,233	881,251
GEO Group *	3,254	95,049
Huntington Ingalls Industries	4,703	959,600
Leidos Holdings	6,140	828,532
Lockheed Martin	1,807	807,205
Maximus	1,260	85,919
Northrop Grumman	1,752	897,042
Pitney Bowes	8,438	76,364
Science Applications International	836	93,858
Textron	11,526	832,753
		7,591,118

INFORMATION TECHNOLOGY — 8.7%
DoubleVerify Holdings *	5,935	79,351
Dropbox, Cl A *	3,210	85,739
Fair Isaac *	432	796,677
InterDigital	413	85,388
Lattice Semiconductor *	1,387	72,748
LiveRamp Holdings *	2,868	74,969
Motorola Solutions	1,918	839,720
Palantir Technologies, Cl A *	9,601	810,324
VeriSign *	3,419	867,982
		3,712,898

MATERIALS — 5.2%
Chemours	6,275	84,901
Eastman Chemical	8,703	766,821
Ingevity *	1,915	75,815
International Paper	15,749	840,209
Koppers Holdings	3,023	84,644
Materion	986	80,458
MP Materials *	3,752	91,586
Scotts Miracle-Gro	1,407	77,230

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

MARCH 31, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Sylvamo	1,246	$83,569
		2,185,233

		24,754,969

TOTAL COMMON STOCK
(Cost $39,722,631)		41,443,719

TOTAL INVESTMENTS— 97.6%
(Cost $39,722,631)		$41,443,719

Percentages are based on Net Assets of $42,452,480.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent annual or semi-annual financial statements.

STR-QH-001-0700